Income Taxes (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income before income taxes	(56,877)	16,889	28,991
Computed tax expense at statutory income tax rates	(15,072)	4,729	8,436
Change in enacted tax rates	108	(31)	(1)
Adjustment for prior year immaterial errors	(245)	1,180	0
Change in valuation allowance	1,980	0	0
Stock-based compensation	186	206	319
Rate difference on losses available for carry-back	(532)	0	0
Permanent differences and other	220	226	374
Total income tax provision	(13,355)	6,310	9,128